UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Preferred Income Fund II

Ticker: HPF

Quarterly portfolio holdings 4/30/2014

JohnHancock
INVESTMENTS

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

	Shares	Value

Preferred Securities (a) 145.8% (95.7% of Total Investments)		$660,308,912

(Cost $646,390,524)

Consumer Discretionary 0.1%		558,675

Media 0.1%
Comcast Corp., 5.000%	22,500	558,675

Consumer Staples 3.2%		14,250,000

Food & Staples Retailing 3.2%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	160,000	14,250,000

Financials 89.7%		406,505,938

Banks 21.7%
Barclays Bank PLC, Series 3, 7.100%	345,000	8,856,150
Barclays Bank PLC, Series 5, 8.125% (Z)	330,000	8,550,300
BB&T Corp., 5.200% (Z)	320,000	7,040,000
BB&T Corp., 5.625% (Z)	410,000	9,573,500
HSBC USA, Inc., 6.500% (Z)	50,000	1,274,500
PNC Financial Services Group, Inc., 5.375%	70,000	1,587,600
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)	145,000	3,894,700
Royal Bank of Scotland Group PLC, Series L, 5.750%	480,000	10,675,200
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	329,000	8,613,220
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)
(Z)	200,000	5,540,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)
(Z)	570,000	16,444,500
Wells Fargo & Company, 8.000% (Z)	560,000	16,536,800

Capital Markets 8.5%
Morgan Stanley Capital Trust III, 6.250% (Z)	272,000	6,908,800
Morgan Stanley Capital Trust IV, 6.250% (Z)	155,000	3,919,950
Morgan Stanley Capital Trust V, 5.750% (Z)	290,000	7,296,400
Morgan Stanley Capital Trust VII, 6.600%	52,400	1,324,148
State Street Corp., 5.250%	80,000	1,884,000
The Bank of New York Mellon Corp., 5.200%	20,000	469,600
The Goldman Sachs Group, Inc., 6.125% (Z)	660,000	16,988,400

Consumer Finance 5.6%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	725,000	18,117,750
SLM Corp., 6.000% (Z)	177,500	3,979,550
SLM Corp., Series A, 6.970%	64,000	3,162,880

Diversified Financial Services 21.3%
Deutsche Bank Contingent Capital Trust II, 6.550%	167,500	4,405,250
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	392,500	10,793,750
General Electric Capital Corp., 4.700% (Z)	395,000	9,002,050
ING Groep NV, 7.050% (Z)	775,700	19,966,518
JPMorgan Chase Capital XXIX, 6.700% (Z)	795,000	20,733,600
Merrill Lynch Preferred Capital Trust III, 7.000%	322,000	8,233,540
Merrill Lynch Preferred Capital Trust IV, 7.120%	180,000	4,599,000
Merrill Lynch Preferred Capital Trust V, 7.280%	250,000	6,410,000
RBS Capital Funding Trust V, 5.900%	398,000	9,066,440
RBS Capital Funding Trust VII, 6.080%	145,000	3,333,550

1

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 15.9%
Aegon NV, 6.375% (Z)	420,000	$10,865,400
Aegon NV, 6.500%	205,000	5,215,200
American Financial Group, Inc., 7.000% (Z)	282,056	7,308,071
MetLife, Inc., Series B, 6.500% (Z)	790,000	20,081,800
Phoenix Companies, Inc., 7.450%	216,500	5,196,000
Prudential Financial, Inc., 5.750%	145,000	3,564,100
Prudential PLC, 6.500% (Z)	103,000	2,655,340
RenaissanceRe Holdings, Ltd., Series C, 6.080%	16,250	399,750
W.R. Berkley Corp., 5.625%	740,000	16,687,000

Real Estate Investment Trusts 16.5%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	449,400	11,302,410
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,750,000
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,738,311
Kimco Realty Corp., 6.000% (Z)	720,000	17,416,800
Public Storage, Inc., 5.200%	255,000	5,610,000
Public Storage, Inc., 5.750%	335,000	8,076,850
Public Storage, Inc., 6.350% (Z)	175,000	4,455,500
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	122,000	3,185,420
Public Storage, Inc., Series P, 6.500%	56,000	1,444,240
Senior Housing Properties Trust, 5.625% (Z)	550,000	12,463,000
Ventas Realty LP, 5.450%	210,000	5,136,600

Thrifts & Mortgage Finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (I)	75,000	772,500

Industrials 1.8%		8,069,750

Machinery 1.8%
Stanley Black & Decker, Inc., 5.750% (Z)	325,000	8,069,750

Telecommunication Services 13.2%		59,664,241

Diversified Telecommunication Services 5.9%
Qwest Corp., 6.125%	30,000	688,800
Qwest Corp., 7.000%	60,000	1,568,400
Qwest Corp., 7.375% (Z)	567,500	15,157,925
Qwest Corp., 7.500%	172,500	4,602,300
Verizon Communications, Inc., 5.900% (Z)	185,000	4,645,350

Wireless Telecommunication Services 7.3%
Telephone & Data Systems, Inc., 6.625% (Z)	161,300	4,011,531
Telephone & Data Systems, Inc., 6.875%	85,000	2,141,150
Telephone & Data Systems, Inc., 7.000%	283,000	7,250,460
United States Cellular Corp., 6.950% (Z)	772,500	19,598,325

Utilities 37.8%		171,260,308

Electric Utilities 26.6%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	39,870	4,020,642
Duke Energy Corp., 5.125%	720,000	17,049,600
Duquesne Light Company, 6.500%	98,450	4,897,888
Entergy Arkansas, Inc., 5.750% (Z)	66,400	1,703,160
Entergy Louisiana LLC, 5.250%	220,000	5,392,200
Entergy Louisiana LLC, 5.875% (Z)	186,750	4,691,160
Entergy Louisiana LLC, 6.000% (Z)	186,438	4,789,592

2

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

			Shares	Value

Utilities (continued)

Entergy Mississippi, Inc., 6.000%			187,025	$4,722,381
Entergy Mississippi, Inc., 6.200%			103,294	2,617,470
Entergy Texas, Inc., 7.875%			37,400	954,074
FPL Group Capital Trust I, 5.875% (Z)			267,800	6,807,476
Gulf Power Company, 5.750% (Z)			146,000	3,863,160
HECO Capital Trust III, 6.500% (Z)			187,750	5,022,313
Interstate Power & Light Company, 5.100%			55,000	1,327,700
NextEra Energy Capital Holdings, Inc., 5.125%			90,000	2,006,100
NextEra Energy Capital Holdings, Inc., 5.700% (Z)			665,000	16,372,300
NSTAR Electric Company, 4.780%			15,143	1,506,256
PPL Capital Funding, Inc., 5.900% (Z)			855,000	20,605,500
SCE Trust I, 5.625%			100,000	2,367,000
SCE Trust II, 5.100% (Z)			420,000	9,143,400
SCE Trust III, 5.750%			20,000	516,200

Multi-Utilities 11.2%
BGE Capital Trust II, 6.200% (Z)			535,000	13,476,650
DTE Energy Company, 5.250%			384,000	8,947,200
DTE Energy Company, 6.500%			339,500	8,779,470
Integrys Energy Group, Inc., 6.000%			220,500	5,567,625
SCANA Corp., 7.700% (Z)			538,900	14,113,791

Common Stocks 1.0% (0.6% of Total Investments)				$4,320,000

(Cost $5,474,110)

Utilities 1.0%				4,320,000

Electric Utilities 1.0%
FirstEnergy Corp. (Z)			128,000	4,320,000

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities (b) 1.3% (0.9% of Total Investments)				$6,127,485

(Cost $5,574,000)

Utilities 1.3%				6,127,485

Multi-Utilities 1.3%
Dominion Resources Capital Trust III (Z)	8.400	01/15/31	$5,000,000	6,127,485

Corporate Bonds 4.0% (2.7% of Total Investments)				$18,266,000

(Cost $17,391,083)

Energy 2.1%				9,706,000

Oil, Gas & Consumable Fuels 2.1%
Energy Transfer Partners LP (P)	3.243	11/01/66	10,550,000	9,706,000

Utilities 1.9%				8,560,000

Electric Utilities 1.9%
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q) (Z)	6.250	02/01/22	8,000,000	8,560,000

3

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

	Par value	Value
Short-Term Investments 0.2% (0.1% of Total Investments)		$994,000

(Cost $994,000)

Repurchase Agreement 0.2%		994,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $994,000 on 5-1-14, collateralized by
$1,025,000 U.S. Treasury Note, 1.375% due 12-31-18 (valued at
$1,017,313, including interest)	$994,000	994,000

Total investments (Cost $675,823,717)† 152.3%		$690,016,397

Other assets and liabilities, net (52.3%)		($237,028,446)

Total net assets 100.0%		$452,987,951

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-14 was $395,013,382.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $675,933,156. Net unrealized appreciation aggregated $14,083,241, of which $27,628,867 related to appreciated investment securities and $13,545,626 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total investments on 4-30-14:

United States	89.0%
Netherlands	5.2%
United Kingdom	4.5%
Spain	1.2%
Bermuda	0.1%

Total	100.0%

4

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Securities with market value of approximately $4,665,948 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

5

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Preferred Securities
Consumer Discretionary	$558,675	$558,675	—	—
Consumer Staples	14,250,000	—	$14,250,000	—
Financials	406,505,938	406,505,938	—	—
Industrials	8,069,750	8,069,750	—	—
Telecommunication Services	59,664,241	55,018,891	4,645,350	—
Utilities	171,260,308	165,733,410	5,526,898	—
Common Stocks
Utilities	4,320,000	4,320,000	—	—
Capital Preferred Securities
Utilities	6,127,485	—	6,127,485	—
Corporate Bonds
Energy	9,706,000	—	9,706,000	—
Utilities	8,560,000	—	8,560,000	—
Short-Term Investments	994,000	—	994,000	—

Total Investments in Securities	$690,016,397	$640,206,664	$49,809,733	—
Other Financial Instruments:
Interest Rate Swaps	($1,000,449)	—	($1,000,449)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

6

John Hancock Preferred Income Fund II
As of 4-30-14 (Unaudited)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2014.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley Capital
Services	$56,000,000	Fixed 1.4625%	3-month LIBOR (a)	Aug 2016	($1,191,864)
Morgan Stanley Capital
Services	56,000,000	Fixed 0.8750%	3-month LIBOR (a)	Jul 2017	191,415
	$112,000,000				($1,000,449)

(a) At 4-30-14, the 3-month LIBOR rate was 0.2234%

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/14
6/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014